Consolidated statement of changes in equity (Parenthetical) $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2024 USD ($) shares	Dec. 31, 2009 USD ($)	Dec. 31, 2003 USD ($)	Dec. 31, 2000 USD ($)	Dec. 31, 1997 USD ($)
Cumulative goodwill						$ 5,138
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation	[1]	$ (5,816)
Redemption of securities	[2]	2,250
Shares issued under employee remuneration and share plans		0
Transfers	[3]	0
HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss		11,442
$2,250m issued at 6.375%
Notional amount		$ 2,250
Other equity instruments interest rate		6.375%
Merger and other reserves
Cumulative goodwill						3,469
Cumulative acquisition value			$ 15,796
Transfers	[3],[4],[5]	$ (2,945)
Merger and other reserves | HSBC Continental Europe
Cumulative acquisition value					$ 8,290
Merger and other reserves | HSBC Finance Corporation
Cumulative acquisition value				$ 12,768
Merger and other reserves | HSBC Overseas Holdings (UK) Limited
Transfers		2,945
Retained earnings
Cumulative goodwill						$ 1,669
Shares issued under employee remuneration and share plans	[4],[6]	(77)
Transfers	[3],[4],[6]	2,945
Retained earnings | HSBC Overseas Holdings (UK) Limited
Shares issued under employee remuneration and share plans		0
Transfers		$ 2,945
Treasury shares
Number of shares outstanding (in shares) | shares		28,744,609
Foreign exchange reserve
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation	[1]	$ (5,816)
Foreign exchange reserve | Argentina business
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation		5,166
Foreign exchange reserve | Canada
– foreign exchange losses reclassified to the income statement on disposal of a foreign operation		564
HSBC Holdings
Redemption of securities	[7]	2,250
Shares issued under employee remuneration and share plans		(104)
Transfers	[8]	0
HSBC Holdings | HSBC Overseas Holdings (UK) Limited
Impairment loss recognised in profit or loss		11,442
HSBC Holdings | Merger and other reserves
Transfers	[8]	(2,945)
HSBC Holdings | Retained earnings
Shares issued under employee remuneration and share plans	[9],[10]	(181)
Transfers	[8],[9],[10]	$ 2,945
HSBC Holdings | Treasury shares
Number of shares outstanding (in shares) | shares		29,739,384

[1]	At 31 December 2024, accumulated foreign currency translation reserve losses of $5,816m were recycled to the income statement, including $5,166m upon completion of the sale of our business in Argentina and $564m upon completion of the sale of our banking business in Canada.
[2]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.
[3]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical merger reserve to retained earnings, and a realisation of nil share-based payment reserve (2023:
$382m) within retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of $2,499m.

[4]	Cumulative goodwill amounting to $5,138m was charged against reserves in respect of acquisitions of subsidiaries prior to 1 January 1998, including $3,469m charged against the merger reserve arising on the acquisition of HSBC Bank plc. The balance of $1,669m was charged against retained earnings.

[5]	Statutory share premium relief under section 131 of the Companies Act 1985 was taken in respect of the acquisition of HSBC Bank plc in 1992,
HSBC Continental Europe in 2000 and HSBC Finance Corporation in 2003, and the shares issued were recorded at their nominal value only. In HSBC’s consolidated financial statements, the fair value differences of $8,290m in respect of HSBC Continental Europe and $12,768m in respect of HSBC Finance
Corporation were recognised in the merger reserve. The merger reserve created on the acquisition of HSBC Finance Corporation subsequently became attached to HSBC Overseas Holdings (UK) Limited, following a number of intra-Group reorganisations, and has since been transferred to retained earnings as part of the impairment recognised in respect of HSBC Overseas Holding (UK) Limited. During 2009, pursuant to section 131 of the Companies Act 1985, statutory share premium relief was taken in respect of the rights issue and $15,796m was recognised in the merger reserve.

[6]	At 31 December 2024, retained earnings included 28,744,609 own shares held. These include own shares held within HSBC’s insurance business’s retirement funds for the benefit of policyholders or beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans, and the market-making activities in Markets and Securities Services.

[7]	In September 2024, HSBC Holdings redeemed its $2,250m 6.375% contingent convertible securities.
[8]	At 31 December 2024, an impairment of $11,442m (2023: $5,512m) of HSBC Overseas Holdings (UK) Limited was recognised, resulting in a permitted transfer of $2,945m (2023: $5,130m) from the remaining historical associated merger reserve to retained earnings, and a realisation of nil share-based payment reserves
(2023: $382m) to retained earnings. In 2022, a part-reversal of the impairment resulted in a transfer from retained earnings back to the merger reserve of
$2,499m
[9]	At 31 December 2024, retained earnings included 29,739,384 own shares held. These include own shares held by HSBC Holdings for the benefit of beneficiaries within employee trusts for the settlement of shares expected to be delivered under employee share schemes or bonus plans.

[10]	Retained earnings include unrealised profits from intercompany transactions and share-based payment reserves, which are excluded from distributable reserves. Distributable reserves include the distributable portions of retained earnings and the merger reserve. Distributable reserves are reduced by ordinary dividend payments, distributions on additional tier 1 instruments, share buy-backs and impairments in investments in subsidiaries. They are increased by profits and the realisation of retained earnings or merger reserves upon impairment of an associated investment in subsidiary.